UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				02/06/2008
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	9

Form 13F Information Table Value Total:  	$120,057
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


CALL/AMMD(FGUAC)@15 EXP01/19/08	CALL		02744M108	175 		3,500 	SH		SOLE		3,500
BROADRIDGE FINANCIAL SOLUTIONS I 	COM		11133T103	3,384 		150,886 	SH		SOLE		150,886
COMPTON PETROLEUM CORP CMN	COM		204940100	23,282 		2,530,643SH		SOLE		2,530,643
IRSA INVERSIONES Y REPRESENTAC I	COM		450047204	7,820 		538,191 	SH		SOLE		538,191
INVERNESS MED INNOVATIONS INC C  COM		46126P106	3,426 		60,979 	SH		SOLE		60,979
IVANHOE MINES LTD CMN		COM		46579N103	14,036 		1,308,132SH		SOLE		1,308,132
SAIC, INC. CMN			COM		78390X101	24,187 		1,202,128SH		SOLE		1,202,128
WALTER INDS INC (NEW) CMN	COM		93317Q105	30,110 		838,028 	SH		SOLE		838,028
COVIDIEN LTD. CMN		COM		G2552X108	13,637 		307,906 	SH		SOLE		307,906
